STATEMENTS OF CONSOLIDATED OPERATIONS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues and other income
Revenues	€ 10	€ 50	€ 68
Other income	2,637	2,462	2,473
Total revenues and other income	2,647	2,512	2,541
Research and development expenses	(30,378)	(24,330)	(30,411)
Selling, general and administrative expenses	(19,434)	(14,611)	(18,909)
Other operating income and expenses	(5,414)	0	0
Total operating expenses	(55,226)	(38,941)	(49,320)
Operating income (loss)	(52,579)	(36,428)	(46,779)
Financial income	6,360	201	837
Financial expenses	(780)	2,646	(4,970)
Financial income (loss)	5,580	2,847	(4,133)
Income tax	(5)	(9)	(3)
Net loss for the period	€ (47,003)	€ (33,590)	€ (50,915)
Basic loss per share (in euro per share)	€ (1.35)	€ (1.38)	€ (2.35)
Diluted loss per share (in euro per share)	€ (1.35)	€ (1.38)	€ (2.35)